Fair Value Measurement - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Feb. 10, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants		$ 10.00
Warrant for preferred shares outstanding	1,587
Overallotment issued to underwriter to purchase common stock, period	45 days
Purchase of common stock by underwriters to cover overallotments, number of shares	285,000
Purchase of common stock by underwriters to cover overallotments, grant date fair value	$ 202,143
Issuance of warrants to purchase shares of common stock, grant date fair value	544,116
Warrant term	5 years
2014 Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock, grant date fair value	$ 233,107
Warrant issued to lender	52,966
Warrant term	10 years
Aegis Capital Corp. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants	$ 12.50
Issuance of warrants to purchase shares of common stock	95,000